INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EARNING (LOSS) BEFORE INCOME TAX

The Company’s U.S. and foreign loss before income taxes are set forth below:

	December 31,
	2023	2022
United States	$(10,205,116)	$(7,251,228)
Foreign	(7,057,703)	(12,706,165)
Total	$(17,262,819)	$(19,957,393)

SCHEDULE OF INCOME TAX EXPENSE BENEFITS

	December 31,
Current:	2023	2022
Federal	$—	$—
State	(28,913)	—
Foreign	—	$—
	$(28,913)	$—

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	1,486,060
	$—	$1,486,060

Total income tax (expense) benefit	$(28,913)	$1,486,060

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets and deferred tax liabilities consist of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$10,889,863	$8,927,330
Stock-based compensation	1,185,399	1,348,928
Research and development capitalized expenses	611,245	614,041
Intangible amortization	80,518	54,141
Other	70,730	33,453
Less valuation allowances	(12,837,755)	(10,977,893)
Net deferred tax assets	$—	$—

SCHEDULE OF OPERATING LOSS CARRY FORWARDS

The Company had the following potentially utilizable net operating loss tax carryforwards:

	December 31,
	2023	2022
Federal	$24,268,692	$18,349,753
State	$11,220,065	$16,892,754
Foreign	$17,672,420	$16,377,435

SCHEDULE OF EFFECTIVE STATUTORY INCOME TAX RATE

The Company’s effective tax rate varied from the statutory rate as follows:

	December 31,
	2023	2022
Federal income tax at the statutory rate	(21.0)%	(21.0)%
State income tax rate (net of federal)	(1.2)%	(2.6)%
Foreign tax rate differential	(3.0)%	(3.1)%
Non-deductible expenses	1.4%	(4.0)%
Deferred true-up	13.2%	—%
Change in valuation allowance	10.8%	23.3%
Effective income tax rate	0.2%	(7.4)%